Condensed Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OPERATING INCOME
Total Operating Income	$ 4,089.3	[1]	$ 3,896.1	[1]	$ 3,769.9	[1]
OPERATING EXPENSES
Interest Expense	222.4		297.4		399.5
Other Operating Expenses	314.2		282.9		267.1
Total Noninterest Expense	2,993.8		2,878.8		2,831.2
Benefit for Income Taxes	(344.2)		(305.0)		(280.1)
Net Income	731.3		687.3		603.6
Net Income Applicable to Common Stock	731.3		687.3		603.6
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	33.2		30.0		19.8
Interest and Other Income	9.0		10.6		13.3
Total Operating Income	943.9		506.8		538.2
OPERATING EXPENSES
Interest Expense	78.3		74.9		66.9
Other Operating Expenses	20.8		13.0		12.6
Total Noninterest Expense	99.1		87.9		79.5
Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	844.8		418.9		458.7
Benefit for Income Taxes	24.2		21.1		24.8
Income before Equity in Undistributed Net Income of Subsidiaries	869.0		440.0		483.5
Equity in Undistributed Net Income of Subsidiaries	(131.0)		247.3		120.1
Net Income	731.3		687.3		603.6
Net Income Applicable to Common Stock	731.3		687.3		603.6
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries	880.0		440.0		500.0
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	(152.5)		266.9		71.0
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	21.7		26.2		5.1
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ 14.8		$ (19.6)		$ 49.1

[1]	Total revenue is comprised of net interest income and noninterest income.